JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.6%
Aerospace & Defense — 1.1%
Raytheon Technologies Corp.	37	2,867

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	5	799

Airlines — 0.8%
Delta Air Lines, Inc. *	45	2,192

Auto Components — 0.9%
Lear Corp.	14	2,519

Banks — 9.8%
Bank of America Corp.	202	7,830
Citigroup, Inc.	84	6,103
Citizens Financial Group, Inc.	52	2,283
Sterling Bancorp	73	1,685
Truist Financial Corp.	17	1,015
Wells Fargo & Co.	89	3,458
Western Alliance Bancorp	24	2,238
Zions Bancorp NA	37	2,012

		26,624

Biotechnology — 2.3%
AbbVie, Inc.	39	4,207
Biogen, Inc. *	4	1,231
Exelixis, Inc. *	30	669

		6,107

Building Products — 1.5%
Owens Corning	26	2,403
Trane Technologies plc	10	1,573

		3,976

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	9	1,311
Ameriprise Financial, Inc.	2	418
Goldman Sachs Group, Inc. (The)	4	1,177
Morgan Stanley	25	1,943

		4,849

Chemicals — 2.7%
Celanese Corp.	10	1,498
DuPont de Nemours, Inc.	44	3,369
Eastman Chemical Co.	7	804
Huntsman Corp.	54	1,551

		7,222

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	11	1,043

Communications Equipment — 0.9%
Cisco Systems, Inc.	48	2,467

Construction & Engineering — 0.9%
AECOM *	21	1,347
Quanta Services, Inc.	12	1,073

		2,420

Consumer Finance — 2.3%
Ally Financial, Inc.	48	2,152
Capital One Financial Corp.	10	1,234
Discover Financial Services	8	712
Synchrony Financial	55	2,245

		6,343

Containers & Packaging — 1.9%
Ardagh Group SA	47	1,199
Berry Global Group, Inc. *	32	1,990
Crown Holdings, Inc.	20	1,921

		5,110

Diversified Consumer Services — 0.4%
H&R Block, Inc.	48	1,040

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	16	4,126
Jefferies Financial Group, Inc.	41	1,240
Voya Financial, Inc.	29	1,865

		7,231

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	127	7,368

Electric Utilities — 2.5%
Exelon Corp.	78	3,416
NextEra Energy, Inc.	33	2,518
Southern Co. (The)	15	914

		6,848

Electrical Equipment — 1.9%
Eaton Corp. plc	37	5,089

Energy Equipment & Services — 0.6%
Baker Hughes Co.	31	659
Schlumberger NV	37	1,012

		1,671

Entertainment — 0.4%
Walt Disney Co. (The) *	6	1,070

Equity Real Estate Investment Trusts (REITs) — 2.4%
Essex Property Trust, Inc.	6	1,658
Invitation Homes, Inc.	56	1,785
Kilroy Realty Corp.	15	952
VEREIT, Inc.	27	1,048
VICI Properties, Inc. (a)	41	1,166

		6,609

Food & Staples Retailing — 1.2%
Sysco Corp.	40	3,126

Food Products — 2.0%
Bunge Ltd.	29	2,259
Mondelez International, Inc., Class A	18	1,071
Tyson Foods, Inc., Class A	28	2,103

		5,433

Health Care Equipment & Supplies — 2.3%
Medtronic plc	52	6,190

Health Care Providers & Services — 4.1%
Anthem, Inc.	15	5,205
Centene Corp. *	31	1,981
Cigna Corp.	7	1,765
HCA Healthcare, Inc.	7	1,337
McKesson Corp.	5	878

		11,166

Hotels, Restaurants & Leisure — 2.4%
Darden Restaurants, Inc.	14	1,967

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Las Vegas Sands Corp. *	38	2,332
Travel + Leisure Co.	36	2,190

		6,489

Household Durables — 1.3%
PulteGroup, Inc.	25	1,306
Whirlpool Corp.	10	2,247

		3,553

Household Products — 1.6%
Procter & Gamble Co. (The)	17	2,356
Spectrum Brands Holdings, Inc.	23	1,989

		4,345

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	24	421

Industrial Conglomerates — 0.3%
General Electric Co.	65	855

Insurance — 2.2%
Allstate Corp. (The)	21	2,389
MetLife, Inc.	14	827
Prudential Financial, Inc.	14	1,303
Travelers Cos., Inc. (The)	10	1,489

		6,008

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A *	2	3,506
Alphabet, Inc., Class C *	2	4,323
Zillow Group, Inc., Class C *	9	1,167

		8,996

Internet & Direct Marketing Retail — 1.6%
eBay, Inc.	27	1,660
Expedia Group, Inc. *	9	1,618
Qurate Retail, Inc., Series A	84	983

		4,261

IT Services — 0.9%
DXC Technology Co. *	46	1,442
Mastercard, Inc., Class A	3	911

		2,353

Leisure Products — 0.6%
Brunswick Corp.	16	1,535

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	20	2,593
IQVIA Holdings, Inc. *	5	966

		3,559

Machinery — 2.8%
AGCO Corp.	12	1,709
Deere & Co.	6	2,095
Parker-Hannifin Corp.	7	2,341
Toro Co. (The)	14	1,454

		7,599

Media — 2.3%
Charter Communications, Inc., Class A *	5	2,993
Discovery, Inc., Class A * (a)	14	600
Fox Corp., Class B	22	779
Nexstar Media Group, Inc., Class A	5	744
Omnicom Group, Inc.	16	1,186

		6,302

Metals & Mining — 0.9%
Freeport-McMoRan, Inc. *	70	2,308

Multiline Retail — 0.7%
Target Corp.	10	1,921

Multi-Utilities — 1.6%
Dominion Energy, Inc.	35	2,628
Sempra Energy	13	1,777

		4,405

Oil, Gas & Consumable Fuels — 4.6%
Cheniere Energy, Inc. *	26	1,879
Chevron Corp.	13	1,326
Cimarex Energy Co.	37	2,197
ConocoPhillips	28	1,468
EOG Resources, Inc.	22	1,567
Exxon Mobil Corp.	41	2,301
Kinder Morgan, Inc.	101	1,673

		12,411

Personal Products — 0.3%
Herbalife Nutrition Ltd. *	17	745

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	79	4,975
Horizon Therapeutics plc *	9	819
Jazz Pharmaceuticals plc *	9	1,512
Johnson & Johnson	8	1,233

		8,539

Professional Services — 0.8%
ManpowerGroup, Inc.	11	1,108
Science Applications International Corp.	14	1,187

		2,295

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	26	2,081

Road & Rail — 1.8%
CSX Corp.	27	2,602
Old Dominion Freight Line, Inc.	6	1,467
Union Pacific Corp.	4	882

		4,951

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	34	2,195
Lam Research Corp.	7	4,280
Qorvo, Inc. *	5	840
QUALCOMM, Inc.	14	1,870

		9,185

Software — 2.1%
Dropbox, Inc., Class A *	20	539
Microsoft Corp.	15	3,607
Oracle Corp.	21	1,438

		5,584

Specialty Retail — 0.7%
Foot Locker, Inc.	35	1,952

Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc., Class C *	29	2,582
Hewlett Packard Enterprise Co.	121	1,908

		4,490

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Tobacco — 1.7%
Altria Group, Inc.	70	3,602
Philip Morris International, Inc.	12	1,065

		4,667

Trading Companies & Distributors — 0.7%
United Rentals, Inc. *	6	1,976

TOTAL COMMON STOCKS (Cost $195,752)		261,165

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $8,482)	8,478	8,482

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	3	3
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	1,411	1,411

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,414)		1,414

TOTAL SHORT-TERM INVESTMENTS (Cost $9,896)		9,896

Total Investments — 100.3% (Cost $205,648)		271,061
Liabilities in Excess of Other Assets — (0.3)%		(804)

Net Assets — 100.0%		270,257

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $1,382.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	42	06/2021	USD	8,338	90

Abbreviations

USD	United States Dollar

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$271,061	$—	$—	$271,061

Appreciation in Other Financial Instruments
Futures Contracts (a)	$90	$—	$—	$90

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$4,719	$65,111	$61,346	$(1)	$(1)	$8,482	8,478	$6	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	3	5,500	5,500	— (c)	— (c)	3	3	2	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	2,452	24,675	25,716	—	—	1,411	1,411	1	—

Total	$7,174	$95,286	$92,562	$(1)	$(1)	$9,896		$9	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.